Financial income, financial expenses and exchange gains/(losses) - Summary of Detailed Information About Financial Income Financial Expenses And Exchange Gains Or Losses (Detail) - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial income
Options - Changes in fair value	€ 20,675	€ 17,743	€ 0
Fixed-income securities	17,845	10,812	11,364
Hedging operations	661	358	843
Interest on financial other assets	1,881	2,462	3,665
Interest on financial receivables/loans	583	1,391	2,494
Derivative financial instruments	2,760	0	2,986
Other financial income	1,484	1,586	709
Total financial income	45,889	34,352	22,061
Financial expenses
Options - Changes in fair value	(13,391)	(15,729)	(4,154)
Hedging operations	(7,044)	(6,716)	(11,386)
Interest and financial charges for lease liabilities	(8,982)	(10,615)	(11,522)
Warrants - Changes in fair value	(4,137)
Fixed-income securities	(3,902)	(8,272)	(2,346)
Interest on bank loans and overdrafts	(2,845)	(3,765)	(5,248)
Interest expenses on interest rate swaps	(2,076)	(2,002)	(1,987)
Derivative financial instruments	0	(380)	0
Other financial expenses	(1,446)	(593)	(849)
Total financial expenses	(43,823)	(48,072)	(37,492)
Foreign exchange (losses)/gains	€ (7,791)	€ 13,455	€ (2,441)